Filed Pursuant to Rule 497(e)
File Nos. 333-201530 and 811-23024

Pacer Funds Trust
Supplement
June 6, 2016
to the
Pacer TrendpilotTM 750 ETF
Pacer TrendpilotTM 450 ETF
Pacer TrendpilotTM 100 ETF
(collectively, the “Funds”)
Prospectus and Statement of Additional Information dated June 10, 2015, as previously supplemented

Effective immediately, the Funds intend to declare and pay out dividends from net investment income, if any, on an annual basis.  Accordingly, each of the Prospectus and Statement of Additional Information is supplemented as follows:

1.	The first sentence of the first paragraph under the heading “Dividends and Distributions” on page 23 of the Prospectus is deleted and replaced with the following:

Each Fund intends to pay out dividends on an annual basis.

2.	The first sentence of the second paragraph under the heading “Dividends and Distributions” on page 23 of the Statement of Additional Information is deleted and replaced with the following:

General Policies. Dividends from net investment income, if any, are declared and paid annually by the Funds.

Please retain this Supplement with your Prospectus and Statement of Additional Information.

Filed Pursuant to Rule 497(e)
File Nos. 333-201530 and 811-23024

Pacer Funds Trust
Supplement
June 6, 2016
to the

Pacer TrendpilotTM European Index ETF

(the “Fund”)

Prospectus and Statement of Additional Information dated December 14, 2015, as previously supplemented

Effective immediately, the Fund intends to declare and pay out dividends from net investment income, if any, on an annual basis.  Accordingly, each of the Prospectus and Statement of Additional Information is supplemented as follows:

1.	The first sentence of the first paragraph under the heading “Dividends and Distributions” on page 28 of the Prospectus is deleted and replaced with the following:

The Pacer Trendpilot European Index ETF intends to pay out dividends on an annual basis.  Each other Fund intends to pay out dividends on a quarterly basis.

2.	The first sentence of the second paragraph under the heading “Dividends and Distributions” on page 26 of the Statement of Additional Information is deleted and replaced with the following:

General Policies. Dividends from net investment income, if any, are declared and paid annually by the Pacer Trendpilot European Index ETF and quarterly by each other Fund.

Please retain this Supplement with your Prospectus and Statement of Additional Information.